Share based compensation reserve (Details) $ / shares in Units, € in Millions			1 Months Ended	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 14, 2019 USD ($) shares	Jun. 14, 2018 USD ($) shares	Jun. 30, 2019 shares $ / shares	Jun. 30, 2019 EUR (€) shares	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 USD ($) shares $ / shares	Jun. 30, 2019 EUR (€) shares	Jun. 30, 2018 EUR (€)	Dec. 31, 2018 shares $ / shares	Mar. 22, 2019 $ / shares	Jan. 01, 2018 USD ($)	Jan. 01, 2018 EUR (€)	Jan. 01, 2017 USD ($)	Jan. 01, 2017 EUR (€)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 EUR (€)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares Issued, Price Per Share1 | $ / shares										$ 20.00
Key management personnel compensation | €				€ 3.6	€ 3.8		€ 6.8	€ 5.9
Grant date fair value											$ 1,600,000	€ 1.3	$ 5,200,000	€ 4.6	$ 28,200,000	€ 24.7
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding (in shares)			4,422,899			4,422,899			4,624,653
Number of other equity instruments exercised or vested in share-based payment arrangement						85,315	85,315
LTIP vesting 1 [Member] [Domain]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement						51,932	51,932		181,054
Management Award 2016 [Member] | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement						85,315	85,315		294,810
Shares Issued, Price Per Share1 | $ / shares			$ 17.11			$ 17.11			$ 20.72
Liabilities From Share-based Payment Transactions, Shares						33,383	33,383		113,756
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
New awards granted in the period (in shares)				39,370		32,167	32,167
Non-Executive Director | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement	32,167		9,375,000,000
Liabilities From Share-based Payment Transactions, Shares	12,105
Value of shares granted to each Non-Executive Director annually | $						$ 100,000
New awards granted in the period (in shares)	44,272	44,272
Exercise price of other equity awards granted | $	$ 20.32	$ 18.07
Expense from share-based payment transactions with employees | €				€ 0.3	€ 0.4		€ 0.5	€ 0.5
Key management personnel of entity or parent | 50% vested after year 4 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage						50.00%	50.00%
January 1, 2016 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price | $ / shares						$ 16.72
Number of other equity instruments outstanding (in shares)			2,970,514			2,970,514			3,025,953
Exercise price | $ / shares						$ 0.00
Expected volatility of the share price						22.60%	22.60%
Dividend yield expected						0.00%	0.00%
Risk free rate						2.65%	2.65%
Employee exit rate						6.00%	6.00%
January 1, 2016 | Key management personnel of entity or parent | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements						$ 9,900,000	€ 8.7
January 1, 2016 | Key management personnel of entity or parent | 50% vested after year 4 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						3 years	3 years
January 1, 2016 | Key management personnel of entity or parent | 50% vested after year 2 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						2 years	2 years
January 1, 2017 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price | $ / shares						$ 16.72
Number of other equity instruments outstanding (in shares)			889,685			889,685			1,015,000
Number of other equity instruments exercised or vested in share-based payment arrangement						85,315	85,315
Exercise price | $ / shares						$ 0.00
Expected volatility of the share price						22.60%	22.60%
Dividend yield expected						0.00%	0.00%
Risk free rate						2.65%	2.65%
Employee exit rate						14.00%	14.00%
January 1, 2017 | Key management personnel of entity or parent | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Incremental fair value granted, modified share-based payment arrangements						$ 1,100,000	€ 1.0
January 1, 2017 | Key management personnel of entity or parent | 50% vested after year 4 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						2 years	2 years
January 1, 2017 | Key management personnel of entity or parent | 50% vested after year 2 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						2 years	2 years
January 1, 2018 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Revised grant date price | $ / shares						$ 16.72
Number of other equity instruments outstanding (in shares)			562,700			562,700			583,700
Exercise price | $ / shares						$ 0.00
Expected volatility of the share price						22.70%	22.70%
Dividend yield expected						0.00%	0.00%
Risk free rate						2.55%	2.55%
Employee exit rate						14.00%	14.00%
January 1, 2018 | Key management personnel of entity or parent | 50% vested after year 4 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						3 years	3 years
January 1, 2018 | Key management personnel of entity or parent | 50% vested after year 2 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						2 years	2 years
Top of range [member] | January 1, 2016 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share						2 years	2 years
EBITDA Performance Target Conditions						0.90%	0.90%
Top of range [member] | January 1, 2017 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share						2 years	2 years
EBITDA Performance Target Conditions						72.00%	72.00%
Top of range [member] | January 1, 2018 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share						4 years	4 years
EBITDA Performance Target Conditions						35.00%	35.00%
Bottom of range [member] | January 1, 2016 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share						1 year	1 year
EBITDA Performance Target Conditions						93.00%	93.00%
Bottom of range [member] | January 1, 2017 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share						2 years	2 years
EBITDA Performance Target Conditions						72.00%	72.00%
Bottom of range [member] | January 1, 2018 | Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of restricted share						1 year 6 months	1 year 6 months
EBITDA Performance Target Conditions						35.00%	35.00%